Segment Information - Analysis of the Group Revenue from Major Products and Services (Detail)	9 Months Ended
Sep. 30, 2019 USD ($)
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 3,000,000
Out-licensing
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 3,000,000